Stockholders' Equity (Tables)	12 Months Ended
Jan. 31, 2022
Equity [Abstract]
Schedule of Convertible Preferred Stock
The outstanding Former Planet convertible preferred stock as of January 31, 2021, as adjusted for the Exchange Ratio, consisted of the following (in thousands, except share and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Preference	Proceeds Net of Issuance Costs
A	45,955,198	39,938,981	$0.5138	$20,522	$13,218
B	22,977,599	15,800,171	3.2837	51,883	51,792
C	22,114,155	21,073,377	6.0051	126,549	126,232
C prime	8,522,644	6,164,392	7.2062	44,422	44,422
D	61,273,598	48,275,706	9.3844	453,039	178,384
	160,843,194	131,252,627		$696,415	$414,048